LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss:
Loss from continuing operations		$ (69,068)	$ (88,938)	$ (30,540)
Income (loss) from discontinued operations, net of taxes			(594)	1,845
Net loss		(69,068)	(89,532)	(28,695)
Net loss attributable to the noncontrolling interest		(22,952)	(317)	(76)
Net loss attributable to Kaixin Auto Holdings' shareholders		$ (46,116)	$ (89,215)	$ (28,619)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share-basic (2017 and 2018 shares retroactively adjusted for the business acquisition on April 30, 2019)		33,146,593	24,984,300	24,984,300
Net (loss) income per ordinary share attributable to Kaixin Auto Holdings' shareholders - basic:
Loss per share from continuing operations	[1]		$ (3.56)	$ (1.22)
Net (loss) income per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted:
Loss per share from continuing operations	[1]		(3.56)	(1.22)
Income (loss) per share from discontinued operations	[1]		(0.02)	0.07
Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted	[1]	$ (1.39)	$ (3.58)	$ (1.15)
Share options
Net (loss) income per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,154,514	5,510,970
Restricted Stock
Net (loss) income per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,446,111
Warrants
Net (loss) income per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		11,957,008
Earnout Shares
Net (loss) income per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		19,500,000
Unit options
Net (loss) income per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,440,000
Indemnity Shares
Net (loss) income per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		3,300,000

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)